Other Gains – Net - Schedule of Other Gains – Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income (Losses) Net [Abstract]
Net foreign exchange gains	$ 162	$ 481
Investment income from investments at fair value through profit and loss	2,058	782
Other loss	0	(100)
Other Gains – Net	$ 2,220	$ 1,163